Summary of Significant Accounting Policies - Schedule of Fair Value of Hierarchy Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2025	Jun. 25, 2025
Long-term Investment
Long-term Investment	$ 20,336,325
Liabilities
Derivative Liability	676,890
Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term Investment
Long-term Investment
Liabilities
Derivative Liability
Significant Other Observable Inputs (Level 2)
Long-term Investment
Long-term Investment
Liabilities
Derivative Liability
Significant Unobservable Inputs (Level 3)
Long-term Investment
Long-term Investment
Liabilities
Derivative Liability	676,890	$ 1,005,471
NAV practical expedient
Long-term Investment
Long-term Investment	20,336,325
Equity securities – Matrix [Member]
Long-term Investment
Long-term Investment	15,278,602
Equity securities – Matrix [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term Investment
Long-term Investment
Equity securities – Matrix [Member] | Significant Other Observable Inputs (Level 2)
Long-term Investment
Long-term Investment
Equity securities – Matrix [Member] | Significant Unobservable Inputs (Level 3)
Long-term Investment
Long-term Investment
Equity securities – Matrix [Member] | NAV practical expedient
Long-term Investment
Long-term Investment	15,278,602
Equity securities – AK Global [Member]
Long-term Investment
Long-term Investment	5,057,723
Equity securities – AK Global [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Long-term Investment
Long-term Investment
Equity securities – AK Global [Member] | Significant Other Observable Inputs (Level 2)
Long-term Investment
Long-term Investment
Equity securities – AK Global [Member] | Significant Unobservable Inputs (Level 3)
Long-term Investment
Long-term Investment
Equity securities – AK Global [Member] | NAV practical expedient
Long-term Investment
Long-term Investment	5,057,723
Derivative Liability [Member]
Liabilities
Derivative Liability	676,890
Derivative Liability [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Liabilities
Derivative Liability
Derivative Liability [Member] | Significant Other Observable Inputs (Level 2)
Liabilities
Derivative Liability
Derivative Liability [Member] | Significant Unobservable Inputs (Level 3)
Liabilities
Derivative Liability	$ 676,890